5. Equity Method Investment (Details) (Mertiage Capital, Centennial Absolute Return Fund, L.P.)	12 Months Ended
Dec. 31, 2013
Mertiage Capital, Centennial Absolute Return Fund, L.P.
Equity Method Investment, Description of Principal Activities	Company invested $10.0 million in Mertiage Capital, Centennial Absolute Return Fund, L.P. (the 'Fund').
Equity Method Investment, Ownership Percentage	12.14%
Equity Method Investment, Additional Information	With at least 60 days notice, the Company has the ability to redeem its investment in the Fund at the end of any calendar quarter.